Debt Facility - Future Minimum Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 1,776
2018	1,776
2019	865
Total future minimum payments	4,417
Unamortized interest	(331)
Debt issuance costs and debt discount	(253)
Total minimum payment	3,833
Short-term portion	(1,548)	$ (10,991)
Long-term debt facility	$ 2,285	$ 3,726